Segment Information - Schedule of Long-lived Assets by Geographic Area (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	$ 21,212,463	$ 21,168,524	$ 20,112,305
Hong Kong [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	14,573,383	15,290,412	15,124,060
Singapore [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	5,108,371	4,861,111	4,665,463
Mainland China [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	1,512,594	1,010,449	315,347
India [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	15,841	4,052	6,857
Malaysia [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	2,174	2,373
Japan [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets		$ 127	$ 578